Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Fair value of financial assets (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	€ 1,067	€ 1,878	€ 144
Level 1 of fair value hierarchy [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	865	1,748	45
Level 2 of fair value hierarchy [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value		25	26
Level 3 of fair value hierarchy [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	202	105	73
Trade receivables [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	5,184	4,964	4,876
Trade receivables [member] | Level 2 of fair value hierarchy [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	5,184	4,964	4,876
Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Financial assets, fair value	4,960	4,002	2,118
Financial assets at fair value, class [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, fair value	1,014	1,748	149
Financial assets at fair value, class [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, fair value	3,744	2,149	1,896
Financial assets at fair value, class [member] | Level 3 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, fair value	202	105	73
Equity investments [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	146	80	77
Equity investments [member] | Level 2 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	146	80	77
Cash collateral paid [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	695	77	94
Cash collateral paid [member] | Level 2 of fair value hierarchy [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	695	77	94
Trading securities [member]
Disclosure of financial assets [line items]
Financial assets, fair value	2,647
Trading securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value		1,576	1,231
Trading securities [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, fair value	149
Trading securities [member] | Level 1 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			104
Trading securities [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, fair value	2,498
Trading securities [member] | Level 2 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value		1,576	1,127
Other financial assets including receivables related to investments [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	405	391	572
Other financial assets including receivables related to investments [member] | Level 2 of fair value hierarchy [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	405	391	572
Cash and Cash Equivalents [Member]
Disclosure of financial assets [line items]
Financial assets, fair value	5,333	6,266	4,469
Cash and Cash Equivalents [Member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, fair value	5,333	6,266	4,469
IFRS Cash Equivalents [Member]
Disclosure of financial assets [line items]
Financial assets, fair value		3,942
IFRS Cash Equivalents [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	3,166		2,281
IFRS Cash Equivalents [Member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, fair value		3,942
IFRS Cash Equivalents [Member] | Level 1 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	3,166		2,281
IFRS Cash [Member]
Disclosure of financial assets [line items]
Financial assets, fair value		2,324
IFRS Cash [Member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	2,167		2,188
IFRS Cash [Member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, fair value		€ 2,324
IFRS Cash [Member] | Level 1 of fair value hierarchy [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	€ 2,167		€ 2,188